Income statements - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Interest income:
Calculated using the effective interest rate method	$ 22,132	$ 26,596	$ 32,518
Other	146	451	704
Total interest income	22,278	27,047	33,222
Interest expense	(5,420)	(10,351)	(16,315)
Net interest income	16,858	16,696	16,907
Net fee income	1,482	1,592	1,655
Net wealth management and insurance income	1,211	751	1,029
Trading income	719	895	929
Other income	952	249	129
Net operating income before operating expenses and impairment (charges)/benefits	21,222	20,183	20,649
Operating expenses	(13,311)	(12,739)	(10,106)
Impairment (charges)/benefits	590	(3,178)	(794)
Profit before income tax (expense)/benefit	8,501	4,266	9,749
Income tax expense	(3,038)	(1,974)	(2,959)
Net profit	5,463	2,292	6,790
Net profit attributable to non-controlling interests (NCI)	(5)	(2)	(6)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 5,458	$ 2,290	$ 6,784
Earnings per share (cents)
Basic	$ 1.494	$ 0.637	$ 1.965
Diluted	$ 1.378	$ 0.637	$ 1.895
Parent Entity
Interest income:
Calculated using the effective interest rate method	$ 21,648	$ 26,025
Other	258	598
Total interest income	21,906	26,623
Interest expense	(7,870)	(12,539)
Net interest income	14,036	14,084
Net fee income	1,224	1,359
Trading income	661	876
Other income	2,308	1,597
Net operating income before operating expenses and impairment (charges)/benefits	18,229	17,916
Operating expenses	(11,915)	(10,772)
Impairment (charges)/benefits	447	(2,691)
Profit before income tax (expense)/benefit	6,761	4,453
Income tax expense	(2,148)	(1,795)
Net profit	4,613	2,658
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 4,613	$ 2,658